Biological assets - Additional Information (Details) $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($) g $ / g	May 31, 2019 CAD ($) $ / g
Disclosure of detailed information about biological assets [line items]
Fair value less costs to sell per gram upon harvest for greenhouse produced cannabis	3.00	3.50
Fair value less costs to sell per gram upon harvest for greenhouse produced cannabis trim	0.25	2.75
Fair value less costs to sell per gram upon harvest for indoor produced cannabis	4.00	4.00
Fair value less costs to sell per gram upon harvest for indoor produced cannabis trim	0.25	3.25
Changes in fair value less costs to sell due to biological transformation | $	$ 115,255	$ 40,607
Minimum
Disclosure of detailed information about biological assets [line items]
Growing cycle from propagation to harvest (in weeks)	84 days
Maximum
Disclosure of detailed information about biological assets [line items]
Growing cycle from propagation to harvest (in weeks)	112 days
Plants
Disclosure of detailed information about biological assets [line items]
Changes in the fair value of biological assets | $	$ 5,000
Plants | Minimum
Disclosure of detailed information about biological assets [line items]
Harvest yield (in grams per plant) | g	20
Selling price per gram		3.00
Processing costs include drying and curing, testing, post-harvest overhead allocation, packaging and labelling costs per gram	0.30
Selling costs include shipping, order fulfilment, patient acquisition and patient maintenance costs per gram	0.00
Plants | Maximum
Disclosure of detailed information about biological assets [line items]
Harvest yield (in grams per plant) | g	60
Selling price per gram		7.00
Processing costs include drying and curing, testing, post-harvest overhead allocation, packaging and labelling costs per gram	0.80
Selling costs include shipping, order fulfilment, patient acquisition and patient maintenance costs per gram	1.50
Plants | Fair value less costs to sell per gram upon harvest for produced cannabis | Minimum
Disclosure of detailed information about biological assets [line items]
Selling price per gram	2.50
Plants | Fair value less costs to sell per gram upon harvest for produced cannabis | Maximum
Disclosure of detailed information about biological assets [line items]
Selling price per gram	6.50
Plants | Fair value less costs to sell per gram upon harvest for produced cannabis trim | Minimum
Disclosure of detailed information about biological assets [line items]
Selling price per gram	0.50
Plants | Fair value less costs to sell per gram upon harvest for produced cannabis trim | Maximum
Disclosure of detailed information about biological assets [line items]
Selling price per gram	2.00